Combined Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,005,831
Total Current Assets	1,071,545
Total Assets	305,392,570
Current liabilities:
Total Current Liabilities	19,781
Net parent investment	5,000,009
Total Liabilities and Shareholders' Equity	305,392,570
Mafco Worldwide & Merisant
Current assets:
Cash and cash equivalents	10,400,000	7,200,000
Accounts receivable (net of allowances of $2.8 and $1.6, respectively)	55,000,000	56,600,000
Inventories	121,100,000	123,500,000
Prepaid expenses and other current assets	7,300,000	4,100,000
Total Current Assets	193,800,000	191,400,000
Property, plant and equipment, net	20,400,000	19,700,000
Goodwill	130,800,000	130,800,000
Other intangible assets, net	251,300,000	262,000,000
Other assets	3,500,000	4,100,000
Total Assets	599,800,000	608,000,000
Current liabilities:
Accounts payable	26,300,000	24,600,000
Accrued expenses and other current liabilities	28,100,000	31,300,000
Total Current Liabilities	54,400,000	55,900,000
Due to related party	8,400,000	6,900,000
Deferred tax liabilities, net	31,500,000	42,200,000
Other liabilities	17,800,000	18,500,000
Net parent investment	487,700,000	484,500,000
Total Liabilities and Shareholders' Equity	$ 599,800,000	$ 608,000,000